Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 35.6	$ 36.9
Income tax receivable	73.6	121.5
Value added taxes receivable	18.2	13.8
Other current assets	70.0	49.3
Prepaid expenses and other current assets, total	$ 197.4	$ 221.5